PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 2,342	$ 2,867	$ 10,220	$ 45,072
Sale of lab equipment			19,960
Loss on sale of lab equipment			$ 17,814